SUBSEQUENT EVENT	12 Months Ended
Jan. 31, 2013
SUBSEQUENT EVENT [Text Block]

NOTE 13 – SUBSEQUENT EVENT

On March 22, 2013 the Company signed a Term Sheet with Austral Gold Limited ("Austral Gold") (ASX: AGD) pursuant to which Austral Gold agreed that it or one of its affiliates will purchase, in a private placement, 17,347,866 units (each, a "Unit") of the Company at a price of CDN$0.2882 per Unit for gross proceeds of CDN$5,000,000. Each Unit will consist of one Argentex common share and one-half of one share purchase warrant (each whole warrant a "Unit Warrant"), and each Unit Warrant will entitle the holder to purchase one additional Argentex common share at an exercise price of CDN$0.40 for a period of 60 months from closing.